Related Party Transactions (Tables)	12 Months Ended
Sep. 30, 2023
Related Party Transactions [Abstract]
Schedule of Related Parties of the Company with whom Transactions are Reported in these Financial Statements	These related parties of the Company with whom transactions are reported in these financial statements are as follows:
Name of entity or individual	Relationship to the Company
Mr. Weicheng Hsiao	Mr. Weicheng Hsiao is the Company’s founder and has served as its Representative Director and Chief Executive Officer since May 2019.
Goodride Japan INC.	Goodride Japan INC. is owned by the founder and Chief Executive Officer, Mr. Weicheng Hsiao.
Delta Co. Ltd.	Mr. Eiji Fujino, one of our directors, has served as the representative director at Delta Co. Ltd. since February 2014.
Mr. Taisuke Otsubo	Mr. Taisuke Otsubo has served as the Corporate Auditor since December 2021.
Mr. Takayuki Tokoroda	Mr. Takayuki Tokoroda has served as the director since December 2021.
B.H Co., Ltd	One of our directors, Mr. Tokoroda, has served as the chief executive officer at B.H Co., Ltd. (KRX: 090460), a Japanese whole-seller, since August 2007.

Schedule of Transactions with these Parties	The following table provides the transactions with these parties for the years as presented (for the portion of such period that they were considered related):
	As of September 30,
	2023		2022
Nature of transactions	$		$
Accounts receivable – related party, net*
Goodride Japan INC.		—		24,396
Prepayments**
Goodride Japan INC.		—		96,745

*	The account receivable is arising from the sales of fully electric light commercial vehicles to Goodride Japan INC. during the fiscal year ended September 30, 2022.
**	The Company and Goodride Japan INC. have signed an agreement for Goodride to provide services, including the development of car tires, product testing, and consultation on product design and development. The Company has prepaid a lump sum of the commission fee to Goodride Japan INC. The prepayments remained outstanding as of September 30, 2022. As of September 30, 2023, the service agreement expired and the balance of the advance payment is zero.

	As of September 30,
	2023	2022
Amount due from a related party
Mr. Weicheng Hsiao***	2,969,777	—
Amount due to a related party
Mr. Weicheng Hsiao****	—	511,368

***	The Chief Executive Officer, Mr. Weicheng Hsiao, borrowed a series of short-term loans from the Company. The terms were negotiated based on mutual agreement and were non-trade, unsecured, bore interest at 3.5% per annum, and were repayable by November 30, 2023. Such loans have been fully repaid by Mr. Weicheng Hsiao to the Company as of November 2, 2023.
****	The Company borrowed short-term advances from Mr. Weicheng Hsiao to finance the Company’s working capital requirements. The repayment terms are negotiated based on mutual agreement. The amount due to a related party as of September 30, 2022 is non-trade, unsecured, interest-free and has been fully repaid by February 28, 2023. The amount due to related party as of September 30, 2021 has been fully repaid in the fiscal year ended September 30, 2022.
	As of September 30,
	2023	2022
	$	$
Accruals and other current liabilities
Delta Co. Ltd.	1,408	1,272
Goodride Japan INC.	1,472	—
B.H Co., Ltd	1,472	2,660
Mr. Weicheng Hsiao	18,131	5,860
Mr. Taisuke Otsubo	2,008	—

	For the Fiscal Years ended September 30,
	2023	2022	2021
	$	$	$
Revenue-related party(1)
Goodride Japan INC.	—	28,311	—

Commission fee(2)
Goodride Japan INC.	118,765	264,645	176,331
Delta Co. Ltd.	29,967	15,065	12,778
B.H Co., Ltd	19,002	36,608	—
Mr. Taisuke Otsubo	44,532	14,326	5,387

Research and development expenses(3)
Goodride Japan INC.	—	—	478,394

Rent expense(4)
Goodride Japan INC	19,002	10,585	—

Purchases(5)
Goodride Japan INC	—	8,982	—

Interest income(6)
Mr. Weicheng Hsiao	20,685	—	—

(1)	Revenue is arising from the sales of fully electric light commercial vehicles to Goodride Japan INC. during the fiscal year ended September 30, 2022.
(2)	The commission fee are for the outsourcing service for daily operation.
(3)	The research and development expenses is for the development of car tires, product testing, and consultation service that Goodride Japan INC. provided to the Company.
(4)	Rent expenses is for the meeting room that Goodride Japan INC. rents to the Company.
(5)	Purchases is for the purchase of car tires from Goodride Japan INC.
(6)	Interest income arises from the accrued interest on the loan to the Chief Executive Officer.